Nuveen Core Impact Bond Managed Accounts Portfolio
Portfolio of Investments    July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.8%
	CORPORATE BONDS – 64.6%
	Automobiles – 2.1%
$225	Hyundai Capital Services Inc, 144A	1.250%	2/08/26	BBB+	$222,457
	Banks – 3.9%
200	Kookmin Bank, 144A	2.500%	11/04/30	BBB+	201,594
200	United Overseas Bank Ltd, 144A	2.000%	10/14/31	A2	201,672
400	Total Banks				403,266
	Beverages – 2.5%
250	PepsiCo Inc	2.875%	10/15/49	A+	262,658
	Building Products – 2.4%
250	Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.750%	9/15/30	BBB+	246,550
	Capital Markets – 3.4%
200	Charles Schwab Corp	4.000%	6/01/70	BBB	208,750
150	Goldman Sachs Group Inc	0.855%	2/12/26	A2	149,214
350	Total Capital Markets				357,964
	Chemicals – 2.7%
250	LG Chem Ltd, 144A	3.625%	4/15/29	BBB+	280,279
	Commercial Services & Supplies – 2.4%
250	Rockefeller Foundation	2.492%	10/01/50	AAA	252,727
	Diversified Consumer Services – 1.0%
100	Bush Foundation	2.754%	10/01/50	Aaa	101,946
	Diversified Financial Services – 2.4%
250	WLB Asset II B Pte Ltd, 144A	3.950%	12/10/24	N/R	248,742
	Electric Utilities – 13.9%
200	Avangrid Inc	3.800%	6/01/29	BBB+	228,325
250	MidAmerican Energy Co	3.150%	4/15/50	Aa2	270,110
250	Niagara Mohawk Power Corp, 144A	1.960%	6/27/30	A3	250,856
250	Southwestern Public Service Co	3.750%	6/15/49	A	299,537
150	Southwestern Public Service Co	3.150%	5/01/50	A	162,329
250	Union Electric Co	2.625%	3/15/51	A	245,494
1,350	Total Electric Utilities				1,456,651

Nuveen Core Impact Bond Managed Accounts Portfolio (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Equity Real Estate Investment Trust – 6.3%
$225	Regency Centers LP	3.750%	6/15/24	BBB+	$240,921
125	Starwood Property Trust Inc, 144A	5.500%	11/01/23	BB+	131,094
275	Vornado Realty LP	3.400%	6/01/31	Baa2	290,270
625	Total Equity Real Estate Investment Trust				662,285
	Food & Staples Retailing – 2.5%
250	Sysco Corp	2.400%	2/15/30	Baa1	259,414
	Hotels, Restaurants & Leisure – 2.4%
200	Starbucks Corp	4.450%	8/15/49	BBB+	254,592
	Independent Power & Renewable Electricity Producers – 7.3%
350	AES Corp, 144A	2.450%	1/15/31	BBB-	353,887
200	Atlantica Sustainable Infrastructure PLC, 144A	4.125%	6/15/28	BB+	207,500
197	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	203,603
747	Total Independent Power & Renewable Electricity Producers				764,990
	Machinery – 2.5%
250	Xylem Inc/NY	1.950%	1/30/28	BBB	254,896
	Paper & Forest Products – 2.1%
200	Inversiones CMPC SA, 144A	4.375%	4/04/27	BBB	222,750
	Semiconductors & Semiconductor Equipment – 4.8%
250	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	3.400%	5/01/30	BBB	276,572
225	SK Hynix Inc, 144A	2.375%	1/19/31	Baa2	223,060
475	Total Semiconductors & Semiconductor Equipment				499,632
$6,422	Total Corporate Bonds (cost $6,720,893)				6,751,799

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 24.7%
$2	Banc of America Mortgage 2004-K Trust	2.700%	12/25/34	BBB	$2,455
250	BFLD Trust 2020-EYP, 144A, (1-Month LIBOR reference rate + 2.100% spread), (3)	2.193%	10/15/35	A-	251,874
250	CPT Mortgage Trust, 144A	2.997%	11/13/39	N/R	251,122
6	Fannie Mae Pool FN CA6414	3.000%	7/01/50	N/R	6,562
55	Fannie Mae Pool FN MA4356	2.500%	6/01/51	N/R	56,864
45	Fannie Mae Pool FN MA4383	2.000%	7/01/36	N/R	46,448
95	Fannie Mae Pool FN MA4400, (WI/DD, Settling 8/12/21)	3.000%	8/01/51	N/R	100,226
3	Fannie Mae REMICS	3.000%	1/25/50	N/R	3,337
3	Freddie Mac Gold Pool FG G08721	3.000%	9/01/46	N/R	3,442

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$10	Freddie Mac Gold Pool FG G08760	3.000%	4/01/47	N/R	$11,098
245	Freddie Mac Multifamily Structured Pass Through Certificates FHMS Q014 A1	1.555%	1/25/36	N/R	240,903
9	Ginnie Mae II Pool G2 BX3679	3.000%	8/20/50	N/R	9,447
12	Ginnie Mae II Pool G2 BX3680	3.000%	8/20/50	N/R	13,089
4	Ginnie Mae II Pool G2 BX3681	3.000%	8/20/50	N/R	4,096
32	Ginnie Mae II Pool G2 BY0325	2.500%	10/20/50	N/R	33,524
2	Ginnie Mae II Pool G2 BY0330	3.000%	10/20/50	N/R	2,055
2	Ginnie Mae II Pool G2 BY0331	3.000%	10/20/50	N/R	1,648
4	Ginnie Mae II Pool G2 BY0338	3.500%	8/20/50	N/R	4,683
5	Ginnie Mae II Pool G2 BY0339	3.500%	8/20/50	N/R	5,076
4	Ginnie Mae II Pool G2 BY0340	3.500%	8/20/50	N/R	4,213
70	Ginnie Mae II Pool G2 MA7418	2.500%	6/20/51	N/R	72,553
98	GoodLeap Sustainable Home Solutions Trust 2021-3, 144A	2.100%	5/20/48	N/R	98,958
235	Hudson Yards 2019-30HY Mortgage Trust, 144A	3.228%	7/10/39	AAA	259,078
185	Loanpal Solar Loan 2021-2 Ltd, 144A	2.220%	3/20/48	N/R	187,991
204	Mosaic Solar Loan Trust 2020-2, 144A	1.440%	8/20/46	N/R	202,083
250	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 1.500% spread), (3)	1.593%	7/15/36	N/R	249,850
240	Vivint Solar Financing VII LLC, 144A	2.210%	7/31/51	N/R	244,940
200	VNDO Trust 2016-350P, 144A	3.903%	1/10/35	AA-	219,082
$2,520	Asset-Backed and Mortgage-Backed Securities (cost $2,561,922)				2,586,697

Principal Amount (000)	Description (1)	Optional Call Provisions (4)	Ratings (2)	Value
	MUNICIPAL BONDS – 5.7%
	California – 1.9%
$190	San Francisco City and County Public Utilities Commission, California, Power Revenue Bonds, Taxable Refunding Series 2020E, 2.825%, 11/01/41	11/30 at 100.00	Aa2	$196,175
	Michigan – 2.6%
250	Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Taxable Refunding Senior Lien Series 2020A, 3.056%, 7/01/39	No Opt. Call	AA-	271,825
	New York – 1.2%
125	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Taxable Series 2020B, 1.360%, 12/01/21	No Opt. Call	Baa1	125,376
$565	Total Municipal Bonds (cost $588,540)			593,376

Nuveen Core Impact Bond Managed Accounts Portfolio (continued)
Portfolio of Investments    July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 1.9%
	Indonesia – 1.9%
$200	Perusahaan Penerbit SBSN Indonesia III, 144A	3.550%	6/09/51	BBB	$202,840
$200	Total Sovereign Debt (cost $201,098)				202,840

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 1.9%
	Electric Utilities – 1.9%
$195	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB-	$195,458
$195	Total Variable Rate Senior Loan Interests (cost $194,593)						195,458
	Total Long-Term Investments (cost $10,267,046)						10,330,170
	Other Assets Less Liabilities – 1.2%						122,102
	Net Assets – 100%						$10,452,272
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$6,751,799	$ —	$6,751,799
Asset-Backed Securities	—	2,586,697	—	2,586,697
Municipal Bonds	—	593,376	—	593,376
Sovereign Debt	—	202,840	—	202,840
Variable Rate Senior Loan Interests	—	195,458	—	195,458
Total	$ —	$10,330,170	$ —	$10,330,170

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
WI/DD	Purchased on a when-issued or delayed delivery basis.